[LOGO]              John H. Lively
1940 Act | Law group       The Law Offices of John H. Lively & Associates, Inc.
                           A member firm of The 1940 Act Law Group
                           11300 Tomahawk Creek Parkway, Suite 310
                           Leawood, KS 66211
                           Phone: 913.660.0778  Fax: 913.660.9157
                           john.lively@1940actlawgroup.com

May 30, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: THE REGISTRATION STATEMENT FILED ON FORM N-1A UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AND SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OF THE WORLD FUNDS TRUST (THE "TRUST")(FILE NOS. 333-148723 AND 811-22172)

LADIES AND GENTLEMEN:

       Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust's Registration Statement under the Securities Act of 1933, as amended (the "1933 Act"), and an amendment to the Trust's Registration Statement under the Investment Company Act of 1940, as amended (the "1940 Act") (collectively, the "Amendment") pertaining to the REMS Real Estate Value-Opportunity Fund (the "Fund").

       The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding the Fund to the Trust as new series.

       If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

              /s/  John H. Lively

              On behalf of The Law Offices of John H. Lively & Associates, Inc.